Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share
Schedule of loss per share

	Six months ended June 30, 2026 unaudited £’000	Six months ended June 30, 2025 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(1,842)	(3,806)
Denominator
Weighted average number of ordinary shares used in basic EPS	373,230,692,484	25,267,266,823

Basic and diluted loss per share:	£(0.000005)	£(0.0002)